Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company’s pension plans are structured in accordance with the differing legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees’ years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has five major defined benefit plans, one funded plan in the U.S. and one in France as well as one unfunded plan in Germany and two in France.

Starting 2016, the defined benefit plans in France were transferred from “Benefit plans offered by other subsidiaries” to the detailed reconciliations of the funded status and the plan assets, retrospectively for 2015. The adjustment of the benefit obligation at the beginning of 2015 has been implemented through the position “Other adjustments.”

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company’s funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefits obligations and the return on plan assets for that year. The Company’s pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee’s service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined Benefit Pension Plans

During the first quarter of 2002 FMCH, the Company’s U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes to the plan covering United States employees at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2016, FMCH’s minimum funding requirement was $9.600. In addition to the compulsory contributions, the Company voluntarily provided $100.965 to the defined benefit plan of which $100,000 was contributed in the third quarter of 2016. Expected funding for 2017 is $1.180.

The benefit obligation for all defined benefit plans at December 31, 2016, was $855.861 (2015: $822.626) which consists of the gross benefit obligation of $438.235 (2015: $477.667) for the U.S. plan and of $4.231 (2015: $4.063) for the French plan, which are funded by plan assets, and the benefit obligation of $404.779 (2015: $333.320) for the German unfunded plan and $8.616 (2015: $7.576) for the two French unfunded plans.

The following table shows the changes in benefit obligations, the changes in plan assets, the funded status of the pension plans and the net pension liability. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company’s funded benefit plan.

	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$822.626	$877.722
Foreign currency translation	(15.151)	(40.646)
Other Adjustments	-	11.772
Service cost	25.335	25.825
Interest cost	29.330	28.016
Amendments	-	(410)
Transfer of plan participants	31	(102)
Actuarial (gain) loss	36.757	(56.250)
Benefits paid	(34.008)	(23.163)
Curtailments and settlements	(9.059)	(138)
	$855.861	$822.626

Change in plan assets:
Fair value of plan assets at beginning of year	$260.260	$270.858
Foreign currency translation	(3)	-
Other Adjustments	-	102
Actual return on plan assets	13.225	(11.158)
Employer contributions	110.565	20.098
Benefits paid	(30.707)	(19.640)
Settlements	(9.005)	-
Fair value of plan assets at end of year	344.335	260.260

Funded status at end of year	$511.526	$562.366
Benefit plans offered by other subsidiaries	$35.550	$30.059
Net Pension Liability	$547.076	$592.425

Benefit plans offered by the U.S., Germany and France contain a pension liability of $511.526 and $562.366 at December 31, 2016 and 2015, respectively. The pension liability consists of a current portion of $4.726 (2015: $4.393) which is recognized as a current liability in the line item “Accrued expenses and other current liabilities” in the balance sheet. The non-current portion of $506.800 (2015: $557.973) is recorded as non-current pension liability in the balance sheet. Approximately 74% of the beneficiaries are located in the U.S. and 6% in France with the majority of the remaining 20% located in Germany.

The accumulated benefit obligation for all defined benefit pension plans with an obligation in excess of plan assets was $780.820 and $759.171 at December 31, 2016 and 2015, respectively; the related plan assets had a fair value of $344.335 and $260.260 at December 31, 2016 and 2015, respectively.

Benefit plans offered by other subsidiaries outside of the U.S., Germany and France contain separate benefit obligations. The total net pension liability for these other plans was $35.550 and $30.059 at December 31, 2016 and 2015 respectively and consists of a pension asset of $0 (2015: $61) recognized as “Other non-current assets and notes receivables” and a current pension liability of $2,083 (2015: $2,765), which is recognized as a current liability in the line item “Accrued expenses and other current liabilities”. The non-current pension liability of $33,467 (2015: $27,355) for these plans is recorded as “non-current pension liability” in the balance sheet.

At December 31, 2016 the weighted average duration of the defined benefit obligation was 19 years (2015: 18 years).

The table below reflects pre-tax effects of actuarial losses (gains) in other comprehensive income (“OCI”) relating to pension liabilities. At December 31, 2016, there are no cumulative effects of prior service costs included in other comprehensive income.

Actuarial (gains) losses
Actuarial (gains) losses recognized in OCI at December 31, 2013	$222.967
Actuarial (gain) loss for the year	253.969
Prior Service Costs (Credit)	(17.147)
Amortization of unrealized losses	(21.661)
Actuarial (gains) losses recognized in OCI at December 31, 2014	$438.128
Actuarial (gain) loss for the year	(28.687)
Other Adjustments	1.167
Prior Service Costs (Credit)	(503)
Amortization of unrealized losses	(34.625)
Foreign currency translation	(19.186)
Actuarial (gains) losses recognized in OCI at December 31, 2015	$356.294
Actuarial (gain) loss for the year	39.014
Prior Service Costs (Credit)	55
Amortization of unrealized losses	(30.811)
Foreign currency translation	(6.794)
Actuarial (gains) losses recognized in OCI at December 31, 2016	$357.758

The actuarial loss expected to be amortized from other comprehensive income into net periodic pension cost over the next year is $29.288.

The discount rates for all plans are based upon yields of portfolios of highly rated debt instruments with maturities that mirror the plan’s benefit obligation. The Company’s discount rates at December 31, 2016 and at December 31, 2015 are the weighted average of these plans based upon their benefit obligations.

The following weighted-average assumptions were utilized in determining benefit obligations at December 31:

in %	2016	2015
Discount rate	3,25	3,67
Rate of compensation increase	3,23	3,27

Sensitivity Analysis

Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2016 as follows:

	0.5% increase	0.5% decrease
Discount rate	$(75.036)	86.517
Rate of compensation increase	12.286	(12.095)
Rate of pensions increase	31.285	(28.276)

The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2016. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

The defined benefit pension plans’ net periodic benefit costs are comprised of the following components for each of the years ended December 31:

	2016	2015	2014

Components of net periodic benefit cost:
Service cost	$25.335	$25.825	$18.617
Interest cost	29.330	28.016	29.513
Expected return on plan assets	(15.482)	(16.405)	(16.169)
Amortization of unrealized losses	30.811	34.625	17.147
Amortization of prior service cost (credit)	(55)	94	-
Settlement loss (gain)	(54)	(138)	-
Net periodic benefit costs	$69.885	$72.017	$49.108

Net periodic benefit cost is allocated as personnel expense within costs of revenues, selling, general and administrative expense or research and development expense. This is depending upon the area in which the beneficiary is employed.

The following weighted-average assumptions were used in determining net periodic benefit cost for the year ended December 31:

in %	2016	2015	2014

Discount rate	3,67	3,21	4,55
Expected return of plan assets	6,00	6,00	6,00
Rate of compensation increase	3,27	3,26	3,29

Expected benefit payments for the next five years and in the aggregate for the five years thereafter are as follows:

2017	$23.145
2018	24.496
2019	26.411
2020	28.617
2021	30.635
2022 - 2026	182.971

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2016 and 2015.

		Fair Value Measurements at 2016			Fair Value Measurements at 2015
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$85.448	$(2.102)	$87.550	$64.828	$98	$64.730

Fixed Income Investments
Government Securities(2)	2.502	1.902	600	4.815	4.269	546
Corporate Bonds(3)	220.318	-	220.318	169.717	-	169.717
Other Bonds(4)	5.628	-	5.628	7.794	-	7.794
U.S. Treasury Money Market Funds(5)	30.337	30.337	-	13.003	13.003	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	102	102	-	103	103	-
Total	$344.335	$30.239	$314.096	$260.260	$17.473	$242.787

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5) This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

The methods and inputs used to measure the fair value of plan assets are as follows:

  Common stocks are valued at their market prices at the balance sheet date.
  Index funds are valued based on market quotes.
  Government bonds are valued based on both market prices and market quotes.
  Corporate bonds and other bonds are valued based on market quotes at the balance sheet date.
  Cash is stated at nominal value which equals the fair value.
  U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan Investment Policy and Strategy in the U.S.

The Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. As a result, the Company’s expected rate of return on pension plan assets was 6% for 2016.

The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and income and 2% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the investment policy and include well diversified index funds or funds targeting index performance.

The investment policy, utilizing a revised target investment allocation in a range around 30% equity and 70% long-term U.S. corporate bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The Plan policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Mid-Cap Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Index and Barclays Capital Long-Corporate Bond Index.

Defined Contribution Plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $18 if under 50 years old ($24 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay. The Company’s total expense under this defined contribution plan for the years ended December 31, 2016, 2015, and 2014, was $48.458, $46.267 and $41.560, respectively.